******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07153
Reporting Period: 07/01/2003 - 06/30/2004
T. Rowe Price Fixed Income Series, Inc.


                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-07153

                    T. Rowe Price Fixed Income Series, Inc.
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               (Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland  21202
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(Address of principal executive offices)

                                Stephen V. Booth
                             100 East Pratt Street
                           Baltimore, Maryland 21202
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (410) 345-4762

Date of fiscal year end:   12/31

Date of reporting period:   7/1/03 to 6/30/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Fixed Income Series, Inc.

By (Signature and Title)  /s/ Stephen V. Booth
                              Stephen V. Booth, Vice-President
Date   August 11, 2004








========================= LIMITED-TERM BOND PORTFOLIO ==========================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.


=========================== PRIME RESERVE PORTFOLIO ============================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.